Segment information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
Schedule of segment reporting information by segment
	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Sales revenue
Pharmaceutical distribution	$38,609,852	$50,220,352	$135,377,511	$141,964,773
Retail pharmacy	13,529,595	13,701,532	41,383,587	39,402,465
Manufacturing	3,263,322	3,558,828	10,984,990	9,832,462

	$55,402,769	$67,480,712	$187,746,088	$191,199,700

	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Operating income
Pharmaceutical distribution	$2,565,395	$8,013,752	$15,092,343	$22,341,918
Retail pharmacy	2,156,834	2,429,885	7,382,208	6,703,134
Manufacturing	1,381,837	1,914,598	4,896,750	5,159,472

	$6,104,066	$12,358,235	$27,371,301	$34,204,524

	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Depreciation and amortization expenses
Pharmaceutical distribution	$189,193	$231,456	$554,334	$523,562
Retail pharmacy	71,070	58,217	250,775	147,813
Manufacturing	161,523	158,936	429,660	470,312

	$421,786	$448,609	$1,234,769	$1,141,687

	September 30,	December 31,
	2012	2011

Assets
Pharmaceutical distribution	$196,529,994	$164,525,782
Retail pharmacy	16,778,459	21,748,464
Manufacturing	20,245,088	19,389,356

	$233,553,541	$205,663,602

	Year ended December 31,
	2011	2010

Sales revenue
Pharmaceutical distribution	$190,662,940	$145,390,262
Retail pharmacy	53,266,572	44,593,533
Manufacturing	13,557,626	10,829,465

	$257,487,138	$200,813,260

	Year ended December 31,
	2011	2010

Operating income
Pharmaceutical distribution	$28,895,330	$23,085,979
Retail pharmacy	9,480,261	8,860,674
Manufacturing	7,020,705	5,401,924

	$45,396,296	$37,348,577

	Year ended December 31,
	2011	2010

Depreciation and amortization expenses
Pharmaceutical distribution	$593,284	$543,707
Retail pharmacy	223,356	73,545
Manufacturing	625,671	571,253

	$1,442,311	$1,188,505

	Year ended December 31,
	2011	2010

Assets
Pharmaceutical distribution	$164,525,782	$108,182,966
Retail pharmacy	21,748,464	16,860,112
Manufacturing	19,389,356	16,386,308

	$205,663,602	$141,429,386

Unallocated amounts relating to corporate operations
	Three months ended		Nine months ended
	September 30,		September 30,
	(Unaudited)		(Unaudited)
	2012	2011	2012	2011

Total consolidated revenue	$55,402,769	$67,480,712	$187,746,088	$191,199,700

Total profit for reportable
segments	$6,104,066	$12,358,235	$27,371,301	$34,204,524
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696
Share-based compensation	(166,006)	(2,822)	(471,452)	(574,136)
Other income	1,029	(914)	106,561	71,133
Interest income	2,710	11,079	12,269	32,787
Other general expenses	(314,881)	(133,500)	(946,234)	(1,497,143)
Finance costs	(229)	(351)	(1,003)	(1,536)

Income before income taxes	$5,680,107	$12,623,379	$26,262,313	$33,203,325

	Year ended December 31,
	2011	2010

Total consolidated net sales	$257,487,138	$200,128,260

Total profit for reportable segments	$45,396,296	$37,348,577
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	1,082,202	582,226
Interest income	42,146	8
Other income	169,580	212
Share-based compensation	(1,640,355)	(1,253,858)
Provision for registration payment	-	(455,896)
Other general expenses	(2,821,001)	(1,443,464)
Finance costs	(2,038)	(3,107)

Income before income taxes	$42,226,830	$34,774,698

unallocated amounts relating to corporate operations, not include in segment information
	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Assets
Total assets for reportable segments	$233,553,541	$205,663,602
Cash and cash equivalents	3,034,277	6,918,847
	$236,587,818	$212,582,449

Year ended December 31,
	2011	2010
Assets

Total assets for reportable segments	$205,663,602	$141,429,386
Cash and cash equivalents	6,918,847	109,650

	$212,582,449	$141,539,036